Note 7 - Leases 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 7.  Leases

The Company has obtained the right of use for office and manufacturing facilities under five operating lease agreements with initial terms exceeding one year. The lease term at the commencement date is determined by considering whether renewal options and termination options are reasonably assured of exercise.

As of  March 31, 2026, the weighted average discount rate for operating leases with initial terms of more than one year was 10.1% and the weighted average remaining term of these leases was 2.9 years. Discount rates were determined using the Company’s marginal rate of borrowing at the time each lease was executed or extended.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating lease liabilities with initial terms of more than 12 months as of  March 31, 2026 (in thousands):

Year Ending December 31,
2026 (nine months remaining)	$2,425
2027	2,947
2028	3,050
2029	760
Undiscounted total	9,182
Less: imputed interest	(1,214)
Present value of future minimum payments	7,968
Current portion of operating lease liability	(2,530)
Operating lease liability, net of current portion	$5,438

The Company is also required to pay for operating expenses related to the leased space, including common area maintenance, taxes and insurance. The operating expenses are incurred separately and were not included in the present value of lease payments. Operating lease expenses for the three months ended March 31, 2026 and 2025 are summarized as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Lease cost
Operating lease cost	$998	$1,553
Short-term lease cost	12	11
Variable lease cost	365	280
Sublease income	-	(20)
Total lease cost	$1,375	$1,824

NOTE 7.  Leases

The Company has obtained the right of use for office and manufacturing facilities under six operating lease agreements with initial terms exceeding one year. The lease term at the commencement date is determined by considering whether renewal options and termination options are reasonably assured of exercise.

The Company obtained the right of use of real estate located in South San Francisco, California, in November 2020 under a lease that was scheduled to terminate on September 30, 2025, which had been extended until March 31, 2029, with no additional extension option. On December 18, 2025, the Company entered into an agreement to terminate this lease agreement effective May 15, 2026, which was originally scheduled to expire on March 31, 2029. The Company is not required to pay any termination fees or penalties in connection with the termination of the Lease. As a result of the lease modification, the Company remeasured the operating lease liability using the revised lease term. The adjustment to the related right-of-use asset was limited to its carrying amount, and the Company recognized a resulting gain of $1.0 million within operating expenses in the consolidated statement of operations and comprehensive income for the year ended December 31, 2025.

The Company obtained the right of use of another property also located in South San Francisco, California, in June 2015 that was scheduled to terminate on April 30, 2020, with a five-year extension option that the Company exercised in July 2019, extending the lease until April 30, 2025, which has been further extended until March 31, 2029, with an option to extend for an additional eight years. In September 2021, the Company executed a lease for a facility in South San Francisco, California, with an initial term expiring on March 31, 2029, with an option to extend for an additional eight years. This lease includes a component for tenant improvements that were substantially completed in the three months ended September 30, 2022, when the lease for this component was deemed to have commenced for accounting purposes. It also includes a component for which tenant improvements of $3.1 million were completed and were recorded within right-of-use assets in the consolidated balance sheets when they were substantially completed in the three months ended March 31, 2023. Further, the Company has the right of use of a facility located in South San Francisco, California, under a lease that terminates on March 30, 2029, with a five-year renewal option. On May 31, 2025, the leases of two facilities in Burlingame, California expired.

As of December 31, 2025, the weighted average discount rate for operating leases with initial terms of more than one year was 10.1% and the weighted average remaining term of these leases was 3.0 years. Discount rates were determined using the Company’s marginal rate of borrowing at the time each lease was executed or extended.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating lease liabilities with initial terms of more than 12 months as of  December 31, 2025 (in thousands):

Year Ending December 31,	Amount
2026	$3,651
2027	2,947
2028	3,050
2029	760
Undiscounted total	10,408
Less: imputed interest	(1,423)
Present value of future minimum payments	8,985
Current portion of operating lease liability	(2,978)
Operating lease liability, net of current portion	$6,007

The Company is also required to pay for operating expenses related to the leased space, including common area maintenance, taxes and insurance. The operating expenses are incurred separately and were not included in the present value of lease payments. Operating lease expenses for years ended December 31 are summarized as follows (in thousands):

	2025	2024
Operating lease cost	$5,824	$6,214
Short-term lease cost	44	40
Variable lease cost	1,425	1,876
Sublease income	(34)	(74)
Total lease cost	$7,259	$8,056